INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 2,084,050	$ 976,374
Work-in-process	4,666,821	5,759,153
Finished goods	3,749,385	8,399,995
Total	10,500,256	15,135,522
Inventory write-down	$ 29,905,734	$ 14,821,620	$ 14,252,701